Liabilities related to business combinations and to non-controlling interests	12 Months Ended
Dec. 31, 2019
Business Combinations 1 [Abstract]
Liabilities related to business combinations and to non-controlling interests	Liabilities related to business combinations and to non-controlling interests
For a description of the nature of the liabilities reported in the line item Liabilities related to business combinations and to non-controlling interests, refer to Note B.8.5. The principal acquisitions are described in Notes D.1. and D.2.
The liabilities related to business combinations and to non-controlling interests shown in the table below are level 3 instruments under the IFRS 7 fair value hierarchy (see Note D.12.) except for the CVRs issued in connection with the acquisition of Genzyme, which are level 1 instruments.
Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Liabilities related to non-controlling interests(a)	CVRs issued in connection with the acquisition of Genzyme(b)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Other	Total(c)
Balance at January 1, 2017	123	85	1,013	354	1	1,576
New transactions(e)	—	—	—	—	85	85
Payments made	—	—	(165)	—	(61)	(226)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	1	(28)	71	(1)	43
Other movements	(28)	—	—	—	57	29
Currency translation differences	(3)	(11)	(119)	(5)	—	(138)
Balance at December 31, 2017	92	75	701	420	81	1,369
New transactions(f)	—	—	—	—	228	228
Payments made	(70)	—	(147)	(57)	(55)	(329)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	19	(109)	50	3	(37)
Other movements	—	—	—	—	24	24
Currency translation differences	—	5	27	(3)	20	49
Balance at December 31, 2018	22	99	472	410	301	1,304
Payments made	—	—	(113)	(69)	(55)	(237)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	49	(214)	38	81	(46)
Other movements	(22)	(153)	—	—	(73)	(248)
Currency translation differences	—	5	11	6	5	27
Balance at December 31, 2019	—	—	156	385	259	800

(a)
Includes put options granted to non-controlling interests as of December 31, 2017 and December 31, 2018, and a commitment to a future buyout of non-controlling interests held by BMS (the payment relating to that buyout had been made as of December 31, 2018: see Note C.2.).

(b)
Based on the quoted market price per CVR of $0.72 as of October 30, 2019, $0.48 as of December 31, 2018 and $0.38 as of December 31, 2017. The CVR agreement is expected to be terminated in March 2020 following signature of a litigation settlement agreement (see Note D.22.).

(c)
Portion due after more than one year: €508 million as of December 31, 2019 (€963 million as of December 31, 2018 and €1,026 million as of December 31, 2017); portion due within less than one year: €292 million as of December 31, 2019 (€341 million as of December 31, 2018 and €343 million as of December 31, 2017).

(d)	Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.

(e)	Includes two potential payments of €42 million each relating to the acquisition of Protein Sciences, contingent on the attainment of specified performance criteria subsequent to the acquisition date.

(f)	Includes €226 million for contingent consideration liabilities in favor of True North Therapeutics and €2 million of liabilities owed to Bioverativ employees at the acquisition date.

As of December 31, 2019, Liabilities related to business combinations and to non-controlling interests mainly comprised:

▪
A liability arising from the acquisition of True North Therapeutics by Bioverativ. The former shareholders of True North Therapeutics are entitled to milestone payments contingent on the attainment of development, registration and sales objectives; the fair value of the resulting liability was measured at $258 million as of December 31, 2019, compared with $192 million as of December 31, 2018. That fair value is determined based on the contractual terms and on development and sales projections which have been weighted to reflect the probability of success, and discounted. If the discount rate were to fall by one percentage point, the fair value of the contingent consideration would increase by approximately 2%.

▪	The Bayer contingent consideration liability arising from Sanofi's acquisition of Genzyme in 2011. As of December 31, 2019, Bayer was still entitled to receive the following potential payments:

–	a percentage of sales of alemtuzumab up to a maximum of $1,250 million or over a maximum period of 10 years, whichever is achieved first;

–
milestone payments based on specified levels of worldwide sales of alemtuzumab beginning in 2021, unless Genzyme exercises its right to buy out those milestone payments by making a one-time payment not exceeding $900 million.

The fair value of this liability was measured at €156 million as of December 31, 2019, compared with €472 million as of December 31, 2018 and €701 million as of December 31, 2017. The fair value of the Bayer liability is determined by applying the contractual terms to sales projections which have been weighted to reflect the probability of success, and discounted. If the discount rate were to fall by one percentage point, the fair value of the Bayer liability would increase by approximately 2%.

▪
The MSD contingent consideration liability arising from the 2016 acquisition of the Sanofi Pasteur activities carried on within the former Sanofi Pasteur MSD joint venture, which amounted to €385 million as of December 31, 2019, €410 million as of December 31, 2018 and €420 million as of December 31, 2017 (see Note D.12.). The fair value of this contingent consideration is determined by applying the royalty percentage stipulated in the contract to discounted sales projections.

The table below sets forth the maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests:

December 31, 2019	Total	Payments due by period
(€ million)		Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations (a)	3,503	2,580	390	284	249

(a)
Includes €0.4 billion for the Bayer contingent consideration and €2.3 billion for the CVRs issued in connection with the acquisition of Genzyme. The CVR agreement is expected to be terminated in March 2020 following signature of a litigation settlement agreement (see Note D.22.).

The nominal amount of contingent consideration was €3,638 million as of December 31, 2018 and €4,223 million as of December 31, 2017. The decrease in commitments during 2019 related mainly to those arising from the Genzyme acquisition (annual payments of the Bayer contingent consideration), and the effect of exchange rates on commitments denominated in US dollars.